Note 9 - Options and Warrants to Purchase Common Stock (Details Textual)		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 14, 2017 USD ($) $ / shares $ / item shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Feb. 01, 2018 USD ($)	Dec. 07, 2016 shares	May 31, 2016 shares	Nov. 20, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares			4,224,999	35,810,289	3,771,488
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares			$ 0.11	$ 0.06	$ 0.24
Price Per Unit | $ / item	0.04
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 4,114,914	$ 4,114,914	$ 0
Warrants In Connection with Units [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	0.25
Performance-based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	27,500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 0.06
Performance-based Options [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
Performance-based Options, Vesting Feature, Close Sale of Units, Amount	$ 600,000
Performance-based Options [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
Performance-based Options, Vesting Feature, Close Sale of Units, Amount	$ 900,000
Performance-based Options, Vesting Feature, Additional Cash Proceeds	$ 900,000					$ 900,000
Performance-based Options [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	8.30%
Performance-based Options, Vesting Feature, EBITDA, Positive Period	1 year
Performance-based Options [Member] | Share-based Compensation Award, Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	8.30%
Performance-based Options, Vesting Feature, EBITDA, Minimum Value Over 12 Month Period	$ 2,000,000
Performance-based Options [Member] | Share-based Compensation Award, Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	8.40%
Performance-based Options, Vesting Feature, EBITDA, Minimum Value Over 12 Month Period	$ 4,000,000
Employee Stock Option [Member]
Allocated Share-based Compensation Expense, Total		192,299	775,299	961,221	$ 698,350
Time-based Unvested Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		442,520	$ 442,520	$ 303,522
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			193 days	146 days
Performance-based Unvested Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 354,750	$ 354,750	$ 709,500
LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares									8,900,000
2016 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares								2,000,000
Incentive Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares							15,000,000
2017 IP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	40,000,000